Fair Value of Financial Instruments (Estimated Fair Values of Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Investment securities AFS	$ 494,266	$ 438,910
Time deposits	780,849	918,256
Other borrowings	280,763	301,847
Carrying Amount [Member] | Level 1 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	207,967	58,927
Demand, savings and money market account deposits	2,320,206	2,025,663
Repurchase agreements with customers	29,550	32,810
Carrying Amount [Member] | Level 2 And 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Investment securities AFS	494,266	438,910
Carrying Amount [Member] | Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loans and leases, net of ALLL	2,714,869	2,653,035
FDIC loss share receivable	152,198	279,045
Carrying Amount [Member] | Level 2 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Time deposits	780,849	918,256
Other borrowings	280,763	301,847
Subordinated debentures	64,950	64,950
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	207,967	58,927
Demand, savings and money market account deposits	2,320,206	2,025,663
Repurchase agreements with customers	29,550	32,810
Estimated Fair Value [Member] | Level 2 And 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Investment securities AFS	494,266	438,910
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Loans and leases, net of ALLL	2,683,896	2,636,254
FDIC loss share receivable	152,565	279,226
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Time deposits	781,784	925,754
Other borrowings	328,881	361,373
Subordinated debentures	$ 30,523	$ 30,663